Consolidated Statements of Stockholders' Equity (USD $)	Preferred Stock ($0.01 Par)	Common Stock ($0.01 Par)	Additional Paid-In Capital	Retained Earnings	Member's Equity	Total
Beginning balance at Dec. 31, 2010	$ 0	$ 0	$ 0	$ 0	$ (145,539)	$ (145,539)
Beginning balance, shares at Dec. 31, 2010	0	0
Net income attributable to LLC					298,418	298,418
Distributions					(119,471)	(119,471)
Issuance of shares upon incorporation		66,802	(33,394)		(33,408)	0
Issuance of shares upon incorporation, shares		6,680,203
Share based compensation			10,576			10,576
Net income (loss) attributable to corporation				304,816		304,816
Shareholder distributions				(83,618)		(83,618)
Ending balance at Dec. 31, 2011	0	66,802	(22,818)	221,198	0	265,182
Ending balance, shares at Dec. 31, 2011	0	6,680,203
Distributions						0
Share based compensation			249,152			249,152
Merger with and into IZZI	225	54,436	3,855,951			3,910,612
Merger with with and into IZZI	22,550	5,443,565
Conversion of note payable		4,933	245,067			250,000
Conversion of note payable, shares		493,252
Issuance of BOD shares		57	15,717			15,774
Issuance of BOD shares, shares		5,736
Net income (loss) attributable to corporation				(1,030,638)		(1,030,638)
Shareholder distributions				(364,406)		(364,406)
Ending balance at Dec. 31, 2012	$ 225	$ 126,228	$ 4,343,069	$ (1,173,846)	$ 0	$ 3,295,676
Ending balance, shares at Dec. 31, 2012	22,550	12,622,756